Identified Intangible Assets - Summary of Identified Intangible Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		$ 9,183	$ 9,335
Accumulated amortization		(4,716)	(3,472)	$ (2,169)
In-Process Research and Development [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	276	687
Accumulated amortization	[1]	0	0
Marketing-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		81	82
Accumulated amortization		(50)	(34)
Customer-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		964	1,155
Accumulated amortization		(301)	(437)
Technology-Based Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		7,862	7,411
Accumulated amortization		$ (4,365)	$ (3,001)

[1]	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.